Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio,
FundsManager 50% Portfolio,
FundsManager 60% Portfolio,
FundsManager 70% Portfolio, and
FundsManager 85% Portfolio
Investor Class
April 30, 2009
Prospectus

Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager® 20% found under the heading "Principal Investment Strategies" on page 3.

  Using a target asset allocation of approximately:


  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 20% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones U.S. Total Stock Market IndexSM (equities); MSCI® EAFE® Index (Europe, Australasia, Far East) (MSCI EAFE Index) (international equities); Barclays Capital U.S. Aggregate Bond Index (bonds); and Barclays Capital U.S. 3-Month Treasury Bellwether Index (short-term investments).

Effective December 1, 2009, the following information supplements the existing information for VIP FundsManager 20% found under the heading "Principal Investment Risks" on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager 50% found under the heading "Principal Investment Strategies" on page 3.

  Using a target asset allocation of approximately:


VIPFM-09-02  November 25, 2009
1.833268.106

Effective December 1, 2009, the following information supplements the existing information for VIP FundsManager 50% found under the heading "Principal Investment Risks" on page 4.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager 60% found under the heading "Principal Investment Strategies" on page 4.

  Using a target asset allocation of approximately:


Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager 70% found under the heading "Principal Investment Strategies" on page 5.

  Using a target asset allocation of approximately:


Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager 85% found under the heading "Principal Investment Strategies" on page 6.

  Using a target asset allocation of approximately:


Effective December 1, 2009, the following information replaces the similar information found in the "Performance" section on page 9.

Fidelity VIP FundsManager 20% Composite Index is a hypothetical representation of the performance of VIP FundsManager 20%'s asset classes according to their respective weightings in the fund's neutral mix. The following indexes are used to represent VIP FundsManager 20%'s asset classes when calculating the composite index: domestic equities - the Dow Jones U.S. Total Stock Market Index, international equities - the MSCI EAFE Index, bonds - the Barclays Capital U.S. Aggregate Bond Index, and short-term investments - the Barclays Capital U.S. 3-Month Treasury Bellwether Index. Effective December 1, 2009, the MSCI EAFE Index was added in conjunction with an increase to the fund's target exposure to international equity.

The following information replaces the similar information found in the "Fee Table" section beginning on page 9.

Annual operating expenses (paid from class assets)

Investor Class

VIP FundsManager 20%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.40%
	Total annual class operating expensesA	0.65%
	Less WaiverB	0.05%
	Net expenses	0.60%
VIP FundsManager 50%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.55%
	Total annual class operating expensesA	0.80%
	Less WaiverB	0.05%
	Net expenses	0.75%
VIP FundsManager 60%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.64%
	Total annual class operating expensesA	0.89%
	Less WaiverB	0.05%
	Net expenses	0.84%
VIP FundsManager 70%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.66%
	Total annual class operating expensesA	0.91%
	Less WaiverB	0.05%
	Net expenses	0.86%
VIP FundsManager 85%	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.73%
	Total annual class operating expensesA	0.98%
	Less WaiverB	0.05%
	Net expenses	0.93%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2010.

This example helps you compare the cost of investing in the VIP FundsManager Portfolios with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class's annual return is 5% and that the fees and Investor Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Investor Class
VIP FundsManager 20%	1 year	$ 66
	3 years	$ 208
	5 years	$ 362
	10 years	$ 810
VIP FundsManager 50%	1 year	$ 82
	3 years	$ 255
	5 years	$ 444
	10 years	$ 990
VIP FundsManager 60%	1 year	$ 91
	3 years	$ 284
	5 years	$ 493
	10 years	$ 1,096
VIP FundsManager 70%	1 year	$ 93
	3 years	$ 290
	5 years	$ 504
	10 years	$ 1,120
VIP FundsManager 85%	1 year	$ 100
	3 years	$ 312
	5 years	$ 542
	10 years	$ 1,201

Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager 20% found under the heading "Principal Investment Strategies" on page 12.

Strategic Advisers intends to actively manage underlying Fidelity fund holdings to achieve portfolio characteristics similar to that of VIP FundsManager 20% Composite Index. VIP FundsManager 20% Composite Index is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones U.S. Total Stock Market Index (equities); MSCI EAFE Index (international equities); Barclays Capital U.S. Aggregate Bond Index (bonds); and Barclays Capital U.S. 3-Month Treasury Bellwether Index (short-term investments).

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 14.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 60% Portfolio
Investor Class
April 30, 2009
Prospectus

Effective December 1, 2009, the following information replaces the similar information found under the heading "Principal Investment Strategies" on page 3.

  Using a target asset allocation of approximately:


The following information replaces the similar information found in the "Fee Table" section on page 5.

Annual operating expenses (paid from class assets)

Investor Class

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expenses	0.64%
Total annual class operating expensesA	0.89%
Less WaiverB	0.05%
Net expenses	0.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2010.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class's annual return is 5% and that the fees and Investor Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

Investor Class
1 year	$ 91
3 years	$ 284
5 year	$ 493
10 years	$ 1,096
VIPFM-60-09-02  November 25, 2009
1.855570.103

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 6.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio,
FundsManager 50% Portfolio,
FundsManager 60% Portfolio,
FundsManager 70% Portfolio, and
FundsManager 85% Portfolio
Service Class and Service Class 2
April 30, 2009
Prospectus

Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager® 20% found under the heading "Principal Investment Strategies" on page 3.

  Using a target asset allocation of approximately:


  Actively managing underlying Fidelity fund holdings to achieve portfolio characteristics similar to the VIP FundsManager 20% Composite Index, which is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones U.S. Total Stock Market IndexSM (equities); MSCI® EAFE® Index (Europe, Australasia, Far East) (MSCI EAFE Index) (international equities); Barclays Capital U.S. Aggregate Bond Index (bonds); and Barclays Capital U.S. 3-Month Treasury Bellwether Index (short-term investments).

Effective December 1, 2009, the following information supplements the existing information for VIP FundsManager 20% found under the heading "Principal Investment Risks" on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager 50% found under the heading "Principal Investment Strategies" on page 3.

  Using a target asset allocation of approximately:


Effective December 1, 2009, the following information supplements the existing information for VIP FundsManager 50% found under the heading "Principal Investment Risks" on page 4.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager 60% found under the heading "Principal Investment Strategies" on page 4.

  Using a target asset allocation of approximately:


Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager 70% found under the heading "Principal Investment Strategies" on page 5.

  Using a target asset allocation of approximately:


Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager 85% found under the heading "Principal Investment Strategies" on page 6.

  Using a target asset allocation of approximately:


Effective December 1, 2009, the following information replaces the similar information found in the "Performance" section on page 9.

Fidelity VIP FundsManager 20% Composite Index is a hypothetical representation of the performance of VIP FundsManager 20%'s asset classes according to their respective weightings in the fund's neutral mix. The following indexes are used to represent VIP FundsManager 20%'s asset classes when calculating the composite index: domestic equities - the Dow Jones U.S. Total Stock Market Index, international equities - the MSCI EAFE Index, bonds - the Barclays Capital U.S. Aggregate Bond Index, and short-term investments - the Barclays Capital U.S. 3-Month Treasury Bellwether Index. Effective December 1, 2009, the MSCI EAFE Index was added in conjunction with an increase to the fund's target exposure to international equity.

VFMSCSC2-09-02  November 25, 2009
1.833267.106

The following information replaces similar information found in the "fee table" section beginning on page 10.

Annual operating expenses (paid from class assets)

Service Class

Service Class 2

VIP FundsManager 20%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.40%	0.40%
	Total annual class operating expensesA	0.75%	0.90%
	Less Waiver and ReimbursementB	0.15%	0.15%
	Net Expenses	0.60%	0.75%
VIP FundsManager 50%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.55%	0.55%
	Total annual class operating expensesA	0.90%	1.05%
	Less Waiver and ReimbursementB	0.15%	0.15%
	Net Expenses	0.75%	0.90%
VIP FundsManager 60%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.64%	0.64%
	Total annual class operating expensesA	0.99%	1.14%
	Less Waiver and ReimbursementB	0.15%	0.15%
	Net Expenses	0.84%	0.99%
VIP FundsManager 70%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.66%	0.66%
	Total annual class operating expensesA	1.01%	1.16%
	Less Waiver and ReimbursementB	0.15%	0.15%
	Net Expenses	0.86%	1.01%
VIP FundsManager 85%	Management fee	0.25%	0.25%
	Distribution and/or Service (12b-1) fees	0.10%	0.25%
	Other expenses	0.00%	0.00%
	Acquired fund fees and expenses	0.73%	0.73%
	Total annual class operating expensesA	1.08%	1.23%
	Less Waiver and ReimbursementB	0.15%	0.15%
	Net Expenses	0.93%	1.08%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive 0.05% of its management fee until July 31, 2010. In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2.

This example helps you compare the cost of investing in the VIP FundsManager Portfolios with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

		Service Class	Service Class 2
VIP FundsManager 20%	1 year	$ 77	$ 92
	3 years	$ 240	$ 287
	5 years	$ 417	$ 498
	10 years	$ 930	$ 1,108
VIP FundsManager 50%	1 year	$ 92	$ 107
	3 years	$ 287	$ 334
	5 years	$ 498	$ 579
	10 years	$ 1,108	$ 1,283
VIP FundsManager 60%	1 year	$ 101	$ 116
	3 years	$ 315	$ 362
	5 years	$ 547	$ 628
	10 years	$ 1,213	$ 1,386
VIP FundsManager 70%	1 year	$ 103	$ 118
	3 years	$ 322	$ 368
	5 years	$ 558	$ 638
	10 years	$ 1,236	$ 1,409
VIP FundsManager 85%	1 year	$ 110	$ 125
	3 years	$ 343	$ 390
	5 years	$ 595	$ 676
	10 years	$ 1,317	$ 1,489

Effective December 1, 2009, the following information replaces the similar information for VIP FundsManager 20% found under the heading "Principal Investment Strategies" on page 12.

Strategic Advisers intends to actively manage underlying Fidelity fund holdings to achieve portfolio characteristics similar to that of VIP FundsManager 20% Composite Index. VIP FundsManager 20% Composite Index is a hypothetical representation of the performance of the asset classes in which the underlying Fidelity funds invest, based on combinations of the following unmanaged indices: Dow Jones U.S. Total Stock Market Index (equities); MSCI EAFE Index (international equities); Barclays Capital U.S. Aggregate Bond Index (bonds); and Barclays Capital U.S. 3-Month Treasury Bellwether Index (short-term investments).

The following information supplements the existing information found under the heading "Principal Investment Risks" beginning on page 14.

Commodity-Linked Investing. The performance of commodity-linked notes and related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. Commodity-linked notes may be leveraged. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.